Performance Graph - Unaudited (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United Technologies Corporation
Performance Graph [Line Items]
December, Graph Details	$ 105	$ 123	$ 103	$ 88	$ 103	$ 100.00
S&P 500 Index
Performance Graph [Line Items]
December, Graph Details	150	157	129	115	114	100
Dow Jones Industrial Average
Performance Graph [Line Items]
December, Graph Details	$ 159	$ 165	$ 128	$ 110	$ 110	$ 100